SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 ADS [Member] CNY	Dec. 31, 2011 ADS [Member]	Dec. 31, 2010 ADS [Member]	Dec. 31, 2012 Minimum [Member] Leasehold improvements [Member]	Dec. 31, 2012 Maximum [Member] Leasehold improvements [Member]
Summary Of Accounting Policies [Line Items]
Renminbi exchange rate to USD	6.2301	6.2301
Restricted cash		61,400,000	61,400,000
Short-term investments	253,848,575	1,581,502,010	1,433,424,847
Estimated useful life								1 year	10 years
Impairment on equity method investment	(772,418)	(4,812,242)
Contributions to employee benefit plans		49,425,246	37,565,582	33,403,334
Advertising expenses		230,497,404	87,946,441	58,190,789
Prepaid marketing expenses		15,558,562	7,562,484
Repurchase of ordinary shares, shares					158,233
Value of stock repurchased		(12,750,725)			2,000,000
Shares issued from previously repurchased					350,874	399,586	140,036
Employee loan program, maximum amount		100,000,000
Payments to fund employee loans		11,310,806
Employee loans, current		2,281,675
Employee loans, noncurrent		7,689,911